Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust III
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	jpmt3_SupplementTextBlock
J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust III)

Supplement dated November 19, 2015, to the Prospectuses

and Summary Prospectuses dated March 1, 2015, as supplemented

Effective immediately, in order to reflect a reduction in the management fee and the contractual expense limitation agreements as well as the Fund’s other expenses for the most recently completed fiscal year, the Annual Fund Operating Expenses and Example tables for the Fund are hereby deleted in their entirety and replaced with the following:

The tables below replace the corresponding tables on page 1 of the prospectus and summary prospectus.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.60%	1.60%	1.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.47	2.37	2.35
Shareholder Service Fees	0.25	0.25	0.25
Dividend Expenses on Short Sales[2]	0.71	0.71	0.71
Remainder of Other Expenses[2,3]	1.51	1.41	1.39
Acquired Fund Fees and Expenses[2]	0.05	0.05	0.05
Total Annual Fund Operating Expenses	4.37	4.77	4.00
Fee Waivers and Expense Reimbursements[4,5]	(1.41)	(1.31)	(1.29)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[4,5]	2.96	3.46	2.71

1	Includes the operating expenses of MMAC Holdings CS Ltd., the Fund’s wholly-owned subsidiary.
2	Amount has been restated to reflect expenses for the most recently completed fiscal year.
3	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).
4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.
5	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses, inclusive of the subsidiary, (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 2.20%, 2.70% and 1.95% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/28/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	808	1,659
CLASS C SHARES ($)	449	1,320
SELECT CLASS SHARES ($)	274	1,101

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	808	1,659
CLASS C SHARES ($)	349	1,320
SELECT CLASS SHARES ($)	274	1,101

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust III)

Supplement dated November 19, 2015, to the Prospectuses

and Summary Prospectuses dated March 1, 2015, as supplemented

Effective immediately, in order to reflect a reduction in the management fee and the contractual expense limitation agreements as well as the Fund’s other expenses for the most recently completed fiscal year, the Annual Fund Operating Expenses and Example tables for the Fund are hereby deleted in their entirety and replaced with the following:

The tables below replace the corresponding tables on page 1 of the prospectus and summary prospectus.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	1.60%	1.60%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	2.18	2.11
Shareholder Service Fees	0.05	NONE
Dividend Expenses on Short Sales[2]	0.71	0.71
Remainder of Other Expenses[2,3]	1.42	1.40
Acquired Fund Fees and Expenses[2]	0.05	0.05
Total Annual Fund Operating Expenses	3.83	3.76
Fee Waivers and Expense Reimbursements[4,5]	(1.32)	(1.30)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[4,5]	2.51	2.46

1	Includes the operating expenses of MMAC Holdings CS Ltd., the Fund’s wholly-owned subsidiary.
2	Amount has been restated to reflect expenses for the most recently completed fiscal year.
3	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).
4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.
5	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses, inclusive of the subsidiary, (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.75% and 1.70% of the average daily net assets of Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/28/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS R5 SHARES ($)	254	1,048
CLASS R6 SHARES ($)	249	1,030

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock
J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust III)

Supplement dated November 19, 2015, to the Prospectuses

and Summary Prospectuses dated March 1, 2015, as supplemented

Effective immediately, in order to reflect a reduction in the management fee and the contractual expense limitation agreements as well as the Fund’s other expenses for the most recently completed fiscal year, the Annual Fund Operating Expenses and Example tables for the Fund are hereby deleted in their entirety and replaced with the following:

The tables below replace the corresponding tables on page 1 of the prospectus and summary prospectus.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.60%	1.60%	1.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.47	2.37	2.35
Shareholder Service Fees	0.25	0.25	0.25
Dividend Expenses on Short Sales[2]	0.71	0.71	0.71
Remainder of Other Expenses[2,3]	1.51	1.41	1.39
Acquired Fund Fees and Expenses[2]	0.05	0.05	0.05
Total Annual Fund Operating Expenses	4.37	4.77	4.00
Fee Waivers and Expense Reimbursements[4,5]	(1.41)	(1.31)	(1.29)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[4,5]	2.96	3.46	2.71

1	Includes the operating expenses of MMAC Holdings CS Ltd., the Fund’s wholly-owned subsidiary.
2	Amount has been restated to reflect expenses for the most recently completed fiscal year.
3	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).
4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.
5	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses, inclusive of the subsidiary, (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 2.20%, 2.70% and 1.95% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/28/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	808	1,659
CLASS C SHARES ($)	449	1,320
SELECT CLASS SHARES ($)	274	1,101

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	808	1,659
CLASS C SHARES ($)	349	1,320
SELECT CLASS SHARES ($)	274	1,101

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/17
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Amount has been restated to reflect expenses for the most recently completed fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select Shares | JPMorgan Multi-Manager Alternatives Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.60%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.51%	[1],[2],[3]
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.71%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	2.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.37%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.41%)	[1],[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.96%	[1],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 808
3 Years	rr_ExpenseExampleYear03	1,659
1 Year	rr_ExpenseExampleNoRedemptionYear01	808
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,659
A, C, Select Shares | JPMorgan Multi-Manager Alternatives Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.60%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.41%	[1],[2],[3]
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.71%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	2.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.77%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.31%)	[1],[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	3.46%	[1],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 449
3 Years	rr_ExpenseExampleYear03	1,320
1 Year	rr_ExpenseExampleNoRedemptionYear01	349
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,320
A, C, Select Shares | JPMorgan Multi-Manager Alternatives Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.60%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.39%	[1],[2],[3]
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.71%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	2.35%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.00%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)	[1],[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.71%	[1],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 274
3 Years	rr_ExpenseExampleYear03	1,101
1 Year	rr_ExpenseExampleNoRedemptionYear01	274
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,101
R5, R6 Shares | JPMorgan Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock
J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust III)

Supplement dated November 19, 2015, to the Prospectuses

and Summary Prospectuses dated March 1, 2015, as supplemented

Effective immediately, in order to reflect a reduction in the management fee and the contractual expense limitation agreements as well as the Fund’s other expenses for the most recently completed fiscal year, the Annual Fund Operating Expenses and Example tables for the Fund are hereby deleted in their entirety and replaced with the following:

The tables below replace the corresponding tables on page 1 of the prospectus and summary prospectus.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	1.60%	1.60%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	2.18	2.11
Shareholder Service Fees	0.05	NONE
Dividend Expenses on Short Sales[2]	0.71	0.71
Remainder of Other Expenses[2,3]	1.42	1.40
Acquired Fund Fees and Expenses[2]	0.05	0.05
Total Annual Fund Operating Expenses	3.83	3.76
Fee Waivers and Expense Reimbursements[4,5]	(1.32)	(1.30)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[4,5]	2.51	2.46

1	Includes the operating expenses of MMAC Holdings CS Ltd., the Fund’s wholly-owned subsidiary.
2	Amount has been restated to reflect expenses for the most recently completed fiscal year.
3	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).
4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.
5	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses, inclusive of the subsidiary, (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.75% and 1.70% of the average daily net assets of Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/28/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS R5 SHARES ($)	254	1,048
CLASS R6 SHARES ($)	249	1,030

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/17
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Amount has been restated to reflect expenses for the most recently completed fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
R5, R6 Shares | JPMorgan Multi-Manager Alternatives Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.60%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.42%	[1],[2],[3]
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.71%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	2.18%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.83%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.32%)	[1],[5],[6]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.51%	[1],[5],[6]
1 Year	rr_ExpenseExampleYear01	$ 254
3 Years	rr_ExpenseExampleYear03	1,048
1 Year	rr_ExpenseExampleNoRedemptionYear01	254
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,048
R5, R6 Shares | JPMorgan Multi-Manager Alternatives Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.60%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.40%	[1],[2],[3]
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.71%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	2.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.76%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)	[1],[5],[6]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.46%	[1],[5],[6]
1 Year	rr_ExpenseExampleYear01	$ 249
3 Years	rr_ExpenseExampleYear03	1,030
1 Year	rr_ExpenseExampleNoRedemptionYear01	249
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,030

[1]	Includes the operating expenses of MMAC Holdings CS Ltd., the Fund’s wholly-owned subsidiary.
[2]	Amount has been restated to reflect expenses for the most recently completed fiscal year.
[3]	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).
[4]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses, inclusive of the subsidiary, (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 2.20%, 2.70% and 1.95% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund's investment in such money market funds. These waivers are in effect through 2/28/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
[5]	The Fund's adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund's Board.
[6]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses, inclusive of the subsidiary, (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.75% and 1.70% of the average daily net assets of Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund's investment in such money market funds. These waivers are in effect through 2/28/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.